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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                              -------------------

Check here if Amendment [ ]; Amendment Number: ______
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alliance Trust PLC
Address: 8 West Marketgait
         Dundee, Scotland  DD1 1QN
         United Kingdom

Form 13F File Number:  28-13036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ian Anderson
Title:   Assistant Secretary
Phone:   +44 1382 321238

Signature, Place, and Date of Signing:


     /s/ Ian Anderson      Dundee, Scotland, United Kingdom     February 2, 2012
-------------------------  --------------------------------    -----------------
       [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $751,652 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE


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                                                                                     INVEST-
                 TITLE                                                               MENT
                  OF               VALUE          VALUE     SHRS OR     SH /  PUT /  DISCRE-  OTHER           VOTING AUTHORITY
NAME OF ISSUER   CLASS    CUSIP    (X$)           (X$1000)  PRN AMT      PRN  CALL   TION     MANAGERS      SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMER TOWER
CORP CL'A'COM
USD0.01          EQUITY   2253608  45,217,650.00  45,218    753,000     SH           SOLE     NONE         753,000
APPLE INC
COM NPV          EQUITY   2046251  31,099,182.10  31,099    76,790      SH           SOLE     NONE          76,790
AMGEN INC
COM USD0.0001    EQUITY   2023607  9,515,922.00   9,516     148,200     SH           SOLE     NONE         148,200
APACHE
CORP COM
USD0.625         EQUITY   2043962  23,325,165.22  23,325    257,509     SH           SOLE     NONE         257,509
BPZ
RESOURCES
INC 6.5%
NTS
01/03/15 USD     EQUITY   2BTBMK3  11,503,643.33  11,504    13,448,000  SH           SOLE     NONE      13,448,000
BAXTER INTL
INC COM
USD1             EQUITY   2085102  9,976,933.10   9,977     201,758     SH           SOLE     NONE         201,758
BE AEROSPACE
COM USD0.01      EQUITY   2089427  20,511,000.00  20,511    530,000     SH           SOLE     NONE         530,000
BAIDU INC ADS
EACH REP 0.10
ORD CLS'A        EQUITY   B0FXT17  10,643,530.00  10,644    91,400.00   SH           SOLE     NONE          91,400
PROGRSSIVE
WASTE S COM
NPV              EQUITY   B3DJGJ5  9,613,780.00   9,614     491,000     SH           SOLE     NONE         491,000
BPZ RESOURCES
INC COM NPV      EQUITY   2155458  2,442,400.00   2,442     860,000     SH           SOLE     NONE         860,000
CITIGROUP INC
COM USD0.01      EQUITY   2297907  7,466,360.00   7,466     284,000     SH           SOLE     NONE         284,000
CATERPILLAR
INC COM
STK USD1         EQUITY   2180201  21,494,850.00  21,495    237,250     SH           SOLE     NONE         237,250
CLEAN HARBORS
INC COM
USD0.01          EQUITY   2202473  39,349,528.40  39,350    617,732     SH           SOLE     NONE         617,732
COACH INC COM
USD0.01          EQUITY   2646015  6,105,000.00   6,105     100,000     SH           SOLE     NONE         100,000
DELL INC COM
USD0.01          EQUITY   2261526  17,544,000.00  17,544    1,200,000   SH           SOLE     NONE       1,200,000
AMDOCS ORD
GBP0.01          EQUITY   2256908  26,675,550.00  26,676    935,000     SH           SOLE     NONE         935,000
DAVITA INC COM
USD0.001         EQUITY   2898087  18,201,600.00  18,202    240,000     SH           SOLE     NONE         240,000
ENTERPRISE
PRODS P COM
UNITS REP LIM
PART INT         EQUITY   2285388  25,225,280.00  25,225    544,000     SH           SOLE     NONE         544,000
EXPRESS
SCRIPTS
IN COM USD0.01   EQUITY   2326469  8,267,650.00   8,268     185,000     SH           SOLE     NONE         185,000
FLIR SYSTEMS
INC COM USD0.01  EQUITY   2344717  12,033,600.00  12,034    480,000     SH           SOLE     NONE         480,000
INTEROIL CORP
COM NPV          EQUITY   B02SJF9  32,544,780.04  32,545    636,386     SH           SOLE     NONE         636,386
JOHNSON &
JOHNSON COM
USD1             EQUITY   2475833  20,451,600.00  20,452    312,000     SH           SOLE     NONE         312,000
ST JOE
COMPANY
COM NPV          EQUITY   2768663  5,736,625.44   5,737     391,846     SH           SOLE     NONE         391,846
LIONS GATE
ENTERTA
COM NPV          EQUITY   2753506  23,825,759.36  23,826    2,863,673   SH           SOLE     NONE       2,863,673
MEDCOHEALTH
SOLUTI
COM
USD0.01          EQUITY   2954019  21,537,323.80  21,537    385,628     SH           SOLE     NONE         385,628
MARSH &
MCLENNAN
COM USD1         EQUITY   2567741  12,648,000.00  12,648    400,000     SH           SOLE     NONE         400,000
MONSANTO
COM
STK USD0.01      EQUITY   2654320  16,851,835.00  16,852    240,500     SH           SOLE     NONE         240,500
NETAPP INC
COM USD0.001     EQUITY   2630643  16,781,766.30  16,782    462,690     SH           SOLE     NONE         462,690
NEW YORK
COMMTY COM
USD0.01          EQUITY   2711656  33,248,400.00  33,248    2,690,000   SH           SOLE     NONE       2,690,000
PLUM CREEK
TMBR CO
COM USD0.01      EQUITY   2692397  13,933,993.05  13,934    381,231     SH           SOLE     NONE         381,231
PFIZER INC
COM USD0.05      EQUITY   2684703  44,470,200.00  44,470    2,055,000   SH           SOLE     NONE       2,055,000
POLYCOM INC
COM USD0.0005    EQUITY   2693420  9,279,600.00   9,280     570,000     SH           SOLE     NONE         570,000
PHILIP MORRIS
INTL COM
STK NPV          EQUITY   B2PKRQ3  31,384,000.00  31,384    400,000     SH           SOLE     NONE         400,000
ROSS STORES
INC COM USD0.01  EQUITY   2746711  28,042,700.00  28,043    590,000     SH           SOLE     NONE         590,000
SAFEWAY INC
COM USD0.01      EQUITY   2767165  13,676,000.00  13,676    650,000     SH           SOLE     NONE         650,000
TETRA TECH
INC COM
USD0.01          EQUITY   2883890  21,870,670.00  21,871    1,013,000   SH           SOLE     NONE       1,013,000
UTD
TECHNOLOGIES
COM USD1         EQUITY   2915500  24,335,640.00  24,336    333,000     SH           SOLE     NONE         333,000
VISA INC COM
STK USD0.0001    EQUITY   B2PZN04  24,820,742.22  24,821    244,443     SH           SOLE     NONE         244,443

                                                 751,652

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